BUSINESS COMBINATIONS (Details Narrative)	Aug. 13, 2021 USD ($)	Aug. 13, 2021 GBP (£)	Sep. 30, 2020 NZD ($)	Jul. 02, 2019 USD ($)	Jul. 02, 2019 NZD ($)	Jul. 02, 2019 NZD ($)	Oct. 05, 2020 USD ($)	Jul. 02, 2020 USD ($)	Jul. 01, 2020 USD ($)
Printstock Products Ltd [Member] | Gourmet Foods [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities							$ 68,061	$ 68,061	$ 68,061
Printstock Products Ltd [Member] | Gourmet Foods [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				$ 1,200,000	$ 1,900,000	$ 1,900,000
Payments to Acquire Businesses, Gross			$ 420,552		$ 1,500,000	$ 1,500,000
Tiger Financial And Asset Management Limited [Member] | Marygold Co Uk Limited [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 2,100,000	£ 1,500,000